Capitalization and Management Incentive Units - Class C Units (Details) - P3 Health Partners Inc. - Class C Preferred Units - shares	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Units [Line Items]
Units authorized	6,845,297
Units issued		5,235,833	5,420,833	4,070,833
Number of units vested		1,962,500	1,302,083	1,058,333
Service period	12 months
Minimum
Preferred Units [Line Items]
Vesting period	4 years
Maximum
Preferred Units [Line Items]
Vesting period	5 years